EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION ASSETS.
EXPLORATION AND EVALUATION ASSETS

18. EXPLORATION AND EVALUATION ASSETS

	December 31	December 31
($ millions)	2021	2020
Beginning of year	2 286	2 428
Acquisitions and additions	2	176
Transfers to oil and gas assets	-	(170)
Dry hole expenses	-	(80)
Disposals and derecognition	(54)	(70)
Foreign exchange adjustments	(8)	2
End of year	2 226	2 286